Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	Useful Lives	Cost	Accumulated Amortization	Net
At March 31, 2021:
Technology, trademarks	5/10 yrs.	$364,700	$362,200	$2,500
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	120,000	94,400	25,600
Sublicense agreements	10 yrs.	294,000	275,600	18,400
Non-compete agreements	5 yrs.	282,000	282,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	287,800	212,800	75,000

		$1,808,500	$1,687,000	$121,500

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:
Technology, trademarks	5/10 yrs.	$364,700	$362,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	120,000	84,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	282,000	282,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	246,600	196,600	50,000

		$1,767,300	$1,638,600	$128,700

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2020:

Technology, trademarks	5/10 yrs.	$664,700	$662,000	$2,700
Trade names	6 yrs.	140,000	140,000	-
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	321,400	35,600
Sublicense agreements	10 yrs.	294,000	253,600	40,400
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	246,600	196,600	50,000

		$2,406,300	$2,277,600	$128,700

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2019:

Technology, trademarks	5/10 yrs.	$663,800	$661,700	$1,100
Trade names	6 yrs.	140,000	124,400	16,600
Websites	5 yrs.	210,000	210,000	-
Customer relationships	9/10 yrs.	357,000	308,100	48,900
Sublicense agreements	10 yrs.	294,000	224,100	69,900
Non-compete agreements	5 yrs.	384,000	384,000	-
IPR&D	3 yrs.	110,000	110,000	-
Other intangible assets	5 yrs.	221,700	183,200	38,500

		$2,380,500	$2,205,500	$175,000

Estimated future amortization expense of intangible assets
Year Ended June 30,

2021	$59,800
2022	36,800
2023	20,200
2024	8,400
2025	3,500

Total	$128,700